DERIVATIVE INSTRUMENTS (Notional Amount) (Detail) - Not Designated as Hedging Instrument	3 Months Ended
	Mar. 31, 2020 USD ($) Instruments	Mar. 31, 2020 ILS (₪) Instruments	Mar. 17, 2020 USD ($)	Mar. 17, 2020 ILS (₪)	Mar. 16, 2020 USD ($)	Mar. 16, 2020 ILS (₪)	Dec. 31, 2019 USD ($) Instruments	Dec. 31, 2019 ILS (₪) Instruments	Nov. 25, 2019	Dec. 31, 2018 USD ($) Instruments	Dec. 31, 2018 ILS (₪) Instruments	Aug. 20, 2018
Foreign currency collars
Derivative Instruments And Hedging Activities [Line Items]
Number of Instruments | Instruments							1	1		0	0
Maturity Date	Feb. 26, 2020
Notional Amount								₪ 776,182,000		$ 0
Foreign currency collars | Subsequent Event
Derivative Instruments And Hedging Activities [Line Items]
Notional Amount | ₪						₪ 418,000,000
Exchange rate cap			3.820	3.820
Foreign currency collars | Minimum
Derivative Instruments And Hedging Activities [Line Items]
Exchange rate cap	3.3800	3.3800							3.3800
Foreign currency collars | Minimum | Subsequent Event
Derivative Instruments And Hedging Activities [Line Items]
Amount to exchange on settlement date			$ 99,500,000		$ 112,200,000
Foreign currency collars | Maximum
Derivative Instruments And Hedging Activities [Line Items]
Exchange rate cap	3.4991	3.4991							3.4991
Foreign currency collars | Maximum | Subsequent Event
Derivative Instruments And Hedging Activities [Line Items]
Amount to exchange on settlement date			$ 102,700,000		$ 116,500,000
Foreign currency collars | Purchase | Subsequent Event
Derivative Instruments And Hedging Activities [Line Items]
Notional Amount | ₪				₪ 380,000,000
Exchange rate cap					3.5875	3.5875
Foreign currency collars | Sell | Subsequent Event
Derivative Instruments And Hedging Activities [Line Items]
Exchange rate cap			3.700	3.700	3.725	3.725
Foreign currency collar
Derivative Instruments And Hedging Activities [Line Items]
Number of Instruments | Instruments	1	1								1	1
Maturity Date	Sep. 16, 2020
Notional Amount | ₪		₪ 380,000,000									₪ 776,182,000
Foreign currency collar | Minimum
Derivative Instruments And Hedging Activities [Line Items]
Exchange rate cap	3.7000	3.7000										3.54
Foreign currency collar | Maximum
Derivative Instruments And Hedging Activities [Line Items]
Exchange rate cap	3.8200	3.8200										3.66
Interest rate caps
Derivative Instruments And Hedging Activities [Line Items]
Number of Instruments | Instruments							3	3
Maturity Date	Feb. 16, 2021
Notional Amount	$ 46,875,000						$ 46,875,000
Interest rate caps | One-month LIBOR
Derivative Instruments And Hedging Activities [Line Items]
Reference Rate	3.00%	3.00%					3.00%	3.00%
Interest rate cap 1
Derivative Instruments And Hedging Activities [Line Items]
Maturity Date	Mar. 05, 2021
Notional Amount	$ 77,513,000						$ 77,513,000
Interest rate cap 1 | One-month LIBOR
Derivative Instruments And Hedging Activities [Line Items]
Reference Rate	3.50%	3.50%					3.50%	3.50%
Interest rate cap 2
Derivative Instruments And Hedging Activities [Line Items]
Maturity Date	May 22, 2023
Notional Amount	$ 51,252,000						$ 51,252,000
Interest rate cap 2 | One-month LIBOR
Derivative Instruments And Hedging Activities [Line Items]
Reference Rate	4.00%	4.00%					4.00%	4.00%
Foreign currency collar
Derivative Instruments And Hedging Activities [Line Items]
Number of Instruments | Instruments	1	1
Maturity Date	Sep. 16, 2020
Notional Amount | ₪		₪ 418,000,000
Foreign currency collar | Minimum
Derivative Instruments And Hedging Activities [Line Items]
Exchange rate cap	3.5875	3.5875
Foreign currency collar | Maximum
Derivative Instruments And Hedging Activities [Line Items]
Exchange rate cap	3.7250	3.7250